Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt
Debt

Note 6 — Debt

As of September 30, 2019 and December 31, 2018, debt consisted of the following:

	September 30,	December 31,
	2019	2018
Line of credit:
Asset backed line of credit	$471,553	$561,804
Debt issuance costs	(19,466)	(30,000)
Total line of credit	452,087	531,804

Senior convertible notes payable:
Senior convertible notes payable	2,539,273	1,428,161
Debt issuance costs	(439,818)	(466,667)
Total long-term senior convertible notes payable	2,099,455	961,494
Less: current portion of long-term notes payable	—	—
Noncurrent portion of long-term convertible notes payable	2,099,455	961,494

Notes payable:
Notes payable	1,470,137	370,250
Debt issuance costs	(153,793)	—
Total long-term debt	1,316,344	370,250
Less: current portion of long-term debt	(1,270,243)	(313,572)
Noncurrent portion of long-term debt	46,101	56,678

Notes payable – related parties:
Notes payable	3,381,579	3,464,191
Less: current portion of long-term debt – related parties	(1,039,330)	(932,701)
Noncurrent portion of long-term debt – related parties	$2,342,249	$2,531,490

Convertible Notes

On March 6, 2019, Edison Nation entered into a securities purchase agreement (the “FirstFire SPA”) with an accredited investor (the “Investor”) pursuant to which the Investor purchased a 2% unsecured, senior convertible promissory note (the “FirstFire Note”) from the Company. The FirstFire Note was in the amount of $560,000 with an original issue discount of $60,000. The Company issued 15,000 shares of its common stock valued at $74,100 based on the share price on the date of issuance to the Investor as additional consideration for the purchase of the FirstFire Note. The Under the terms of the FirstFire SPA, the Investor will have “piggyback” registration rights in the event the Company files a Form S‑1 or Form S‑3 within six months from March 6, 2019, as well as a pro rata right of first refusal in respect of participation in any debt or equity financings undertaken by the Company during the 18 months following March 6, 2019. The Company is also subject to certain customary negative covenants under the FirstFire SPA, including but not limited to, the requirement to maintain its corporate existence and assets subject to certain exceptions, and to not to make any offers or sales of any security under circumstances that would have the effect of establishing rights or otherwise benefitting other investors in a manner more favorable in any material respect than those rights and benefits established in favor of the Investor under the terms of the FirstFire SPA and the FirstFire Note. The maturity date of the FirstFire Note is six months from March 6, 2019. All principal amounts and the interest thereon are convertible into shares of the Company’s common stock only in the event that an event of default occurs. The FirstFire note was paid in full in May 2019.

On May 13, 2019, the Company entered into a series of 2% senior secured, senior convertible promissory notes of $1,111,111 with an original issue discount of $111,111. The Company issued 20,000 shares of its common stock to the note holders as additional consideration for the purchase of the notes in July 2019. The Company accrued $78,800 as a debt discount as of September 30, 2019 related to the value of the shares to be issued. The notes are convertible upon default and mature on November 13, 2019. Under the terms of the notes, the note holders will have “piggyback” registration rights. Alexander Capital placed the notes and received warrants to purchase 24,366 shares of the Company’s common stock, at an exercise price of $2.85 per share. The notes were converted into 560,185 shares of common stock in October 2019 at $2.00 per share.

Receivables Financing

In April 2019, we entered into a receivables financing arrangement for certain receivables of the Company. The agreement allows for borrowings up to 80% of the outstanding receivable based on the credit quality of the customer. The fee is between 1% and 2% of the total invoices financed.

Notes Payable

On May 16, 2019, the Company entered into a non-interest bearing promissory note of $300,000, with an original issue discount of $50,000. The Company issued 20,000 shares of its common stock to the note holder as additional consideration for the purchase of the note. The Company recorded $62,000 as a debt discount as of September 30, 2019 related to the value of the shares issued. The note matures on November 16, 2019.

On June 11, 2019, the Company entered into 1.5% promissory note of $250,000. The interest and principal is due upon 30 days’ notice from the Lender, which cannot be issued before August 11, 2019. The Lender has not exercised their option for repayment yet.

On August 26, 2019, the Company entered into a securities purchase agreement with Labrys Fund, LP (the “Investor”) pursuant to which the Investor purchased a 12% Convertible Promissory Note (the “Note”) from the Company. Unless there is a specific Event of Default (as such term is defined in the Note) or the Note remains unpaid by the Maturity Date, then the Investor shall not have the ability to convert the principal and interest under the Notes into shares of the Company’s common stock. The Company agreed to issue and sell to the Investor the Note, in the principal amount of $560,000, with an original issue discount in the amount of $60,000. The Note is due and payable February 26, 2020 (the “Maturity Date”). Additionally, the Company issued 181,005 shares of Common Stock to the Investor as a commitment fee, of which 153,005 shares of Common Stock must be returned to the Company in the event the Note is fully paid and satisfied prior to the Maturity Date.

The scheduled maturities of the debt for the next five years as of December 31, 2018, are as follows:

For the Years Ended December 31,	Amount
2019	$2,175,092
2020	828,426
2021	871,916
2022	218,266
2023	1,229,569
Thereafter	2,539,273
7,862,542
Less: debt discount	(613,077)
$7,249,465

For the nine months ended September 30, 2019, interest expense was $875,036, of which $238,111 was related party interest expense. For the nine months ended September 30, 2018, interest expense was $407,267, of which $145,656 was related party interest expense, respectively.

Note 10 — Debt

As of December 31, 2018 and 2017, debt consisted of the following:

	December 31,	December 31,
	2018	2017
Line of credit:
Asset backed line of credit	$561,804	$—
Debt issuance costs	(30,000)	—
Total line of credit	531,804	—

Long-term senior convertible debt:
Senior convertible notes payable	1,428,161	—
Debt issuance costs	(466,667)	—
Total long-term senior convertible debt	961,494	—

Long-term debt:
Notes payable	370,250	—
Less: current portion of long-term debt	(313,572)	—
Noncurrent portion of long-term debt	56,688	—

Long-term debt – related parties:
Notes payable	3,464,191	2,996,500
Less: current portion of long-term debt – related parties	(932,701)	(225,553)
Noncurrent portion of long-term debt – related parties	$2,531,490	$2,770,947

Line of Credit

On December 27, 2018, the Company entered into credit agreement providing for an asset backed line of credit of $1,000,000. The credit agreement contains a revolving maturity date which is subject to an annual review by the lender, The credit agreement is collateralized by substantially all of the assets of Ferguson Containers, Inc. The interest rate was 8.5% as of December 31, 2018. The agreement contains certain covenants and definition. The Company was in compliance with all covenants as of December 31, 2018.

Long-term Convertible Notes Payable – Related Parties

On September 4, 2018, in connection with the acquisition of EN, the Company issued five senior convertible notes payable aggregating $1,428,161. The notes have an effective interest rate of four percent (4%) per annum. The Company is required to make semi-annual interest payments on June 30th and December 31st of each year. The notes have an option to convert at a conversion price of $5.00. Prepayments are not allowed under the notes without the prior written consent of applicable holders of a note until the second anniversary of the effective date of the note, after which time the notes may be prepaid without penalty at any time upon sixty (60) days’ written notice to the holders. The holders have piggyback registration rights. If the conversion option is not elected by the holder, all outstanding principal and interest is due on September 4, 2023. The Company recorded a debt discount of $500,000 related to the beneficial conversion feature that will be amortized over five (5) years to interest expense.

Notes Payable

The Company borrowed funds under two separate notes, aggregating $645,000, in February 2018 and March 2018. As of December 31, 2018, both holders of the notes were paid in full. In addition, the Company issued the 20,000 and 13,500 shares to the holders of the notes payable, respectively. The fair value of the shares issued was $167,500 which was recorded as a debt discount and fully amortized through interest expense.

On September 7, 2018, the Company borrowed $73,559 related to the purchase of a commercial delivery vehicle. The note bears interest at a rate of 4.5% per annum. The monthly payments under the note are $1,371 commencing on October 6, 2018 and maturing on September 6, 2023. The loan is collaterized by the commercial delivery vehicle having the approximate value of $75,000.

On December 1, 2016, Cloud B, Inc. entered into a Loan Agreement with an outside associate of CEO Linda Suh. The loan was in the amount of $300,000. This loan was for a period of six (6) months and bears no interest and therefore no monthly interest payments. A Loan Amendment and Extension Agreement was entered into on June 1, 2017, extending the maturity of the loan until December 31, 2017. This loan remains outstanding. No collateral was provided by the Company for any of the above-referenced loans.

Notes Payable – Related Parties

On September 30, 2018, in connection with the acquisition of SRM and Fergco, the Company issued two notes payable aggregating $2,996,500. One note was issued to NL Penn Capital, L.P, in relation to the acquisition of SRM in the amount of $2,120,000 and the other note was issued to the shareholders of Fergco in the amount of $876,500. The notes bear interest at a rate of six percent (6%) per annum and have an effective interest rate of six percent (6%) per annum. The Company is required to make monthly payments comprised of principal and interest beginning in January 2018 that are amortized over ten (10) years, with a balloon payment of all outstanding principal and interest due at the respective maturity dates ($677,698 due on December 1, 2020 and $1,249,043 due on December 1, 2022).

On April 24, 2014, Cloud B, Inc. entered into two shareholder Loan Agreements. One shareholder loan was from former shareholder, Board Member, and CEO of Cloud B, Inc. prior to the acquisition on October 29, 2018, Linda Suh in the amount of $100,000. This loan bears interest at a rate of 7.0% per annum for the first twelve (12) months and 8.0% per annum thereafter. The Company is required to make monthly interest only payments. Interest payments on this loan have been paid through November 2018. The other shareholder loan was from former shareholder and Board Member of Cloud B, Inc. prior to the acquisition on October 29, 2018, John Royan in the amount of $500,000. This loan bears interest at a rate of 7.0% per annum for the first six (6) months and 8.0% per annum for the next six (6) months. The Company was required to make monthly interest only payments through May 2015, with the loan becoming due and payable on May 28, 2015. This loan remains outstanding with the last interest payment made in July 2015.

The scheduled maturities of the debt for the next five years as of December 31, 2018, are as follows:

For the Years Ended December 31,	Amount
2018	$1,778,077
2019	239,461
2020	254,230
2021	704,296
2022	1,420,190
Thereafter	1,428,162
5,824,416
Less: debt discount	(496,667)
$5,327,749

For the year ended December 31, 2018, interest expense was $501,221 of which $239,885 was related party interest expense. For the year ended December 31, 2017 interest income was $4,000.